Derivative Instruments and Hedging Activities Other Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative	$ (19.8)	$ (8.1)	$ (7.7)
Commodity swaps | Cost of goods sold
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative	(19.9)	$ (8.1)	(5.1)
Equity conversion feature of debt | Interest expense, net
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative			(5.4)
Equity conversion feature of debt | Other income (expense), net
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative			(1.1)
Foreign currency forwards | Interest expense, net
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative			$ 3.9
Foreign Currency Swaps [Member]
Gain (Loss) on Derivative Instruments:
Amount of Gain (Loss) Recognized in Income on Derivative	$ 0.1